INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
The amortized cost and fair value of available for sale investments (“AFS”), with gross unrealized gains and losses, follow:

	December 31, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(dollars in thousands)
Securities available for sale:
U.S. government agencies – GSE’s
(“Government Sponsored Entities”)	$35,240	$53	$(628)	$34,665
Mortgage-backed securities – GSE’s	40,801	666	(402)	41,065
Municipal bonds	7,968	281	(143)	8,106
	$84,009	$1,000	$(1,173)	$83,836

	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(dollars in thousands)
Securities available for sale:
U.S. government agencies – GSE’s (“Government Sponsored Entities”)	$36,951	$248	$(45)	$37,154
Mortgage-backed securities – GSE’s	34,794	1,189	(29)	35,954
Municipal bonds	7,970	414	(1)	8,383
	$79,715	$1,851	$(75)	$81,491

Schedule of Unrealized Loss on Investments [Table Text Block]
The following tables show gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position as of December 31, 2013 and 2012.

	2013
	Less Than 12 Months		12 Months or More		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	(dollars in thousands)
Securities available for sale:
U.S. government agencies – GSE’s	$11,908	$(239)	$3,611	$(389)	$15,519	$(628)
Mortgage-backed securities – GSE’s	21,762	(312)	1,777	(90)	23,539	(402)
Municipal bonds	2,719	(143)	—	—	2,719	(143)
Total temporarily impaired securities	$36,389	$(694)	$5,388	$(479)	$41,777	$(1,173)

	2012
	Less Than 12 Months		12 Months or More		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	(dollars in thousands)
Securities available for sale:
U.S. government agencies – GSE’s	$5,959	$45	$—	$—	$5,959	$45
Mortgage-backed securities – GSE’s	10,286	29	—	—	10,286	29
Municipal bonds	677	1	—	—	677	1
Total temporarily impaired securities	$16,922	$75	$—	$—	$16,922	$75

Investments Classified by Contractual Maturity Date [Table Text Block]
The following table sets forth certain information regarding the amortized costs, carrying values and contractual maturities of the Company’s investment portfolio at December 31, 2013.

	Amortized Cost	Fair Value
	(dollars in thousands)
Securities available for sale:
U.S. government agencies – GSE’s
Due within one year	$10,520	$10,545
Due after one but within five years	8,820	8,827
Due after five but within ten years	7,376	6,827
Due after ten years	8,524	8,466
	35,240	34,665
Mortgage-backed securities – GSE’s
Due within one year	133	140
Due after one but within five years	35,352	35,856
Due after five but within ten years	5,316	5,069
Due after ten years	—	—
	40,801	41,065
Municipal bonds
Due within one year	100	101
Due after one but within five years	3,036	3,232
Due after five but within ten years	3,306	3,224
Due after ten years	1,526	1,549
	7,968	8,106
Total securities available for sale
Due within one year	10,753	10,786
Due after one but within five years	47,208	47,915
Due after five but within ten years	15,998	15,120
Due after ten years	10,050	10,015
	$84,009	$83,836